Operating expense (Tables)	9 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Expenses By Nature Explanatory
The following table provides the unaudited condensed consolidated interim statement of operations classification of the Company's total operating expense:

(in KUSD)	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Cost of product sales	1,295	502	4,090	623

R&D
External costs (1)	24,363	20,041	83,706	66,330
Employee expense (2)	17,313	16,764	55,459	49,180
R&D expenses	41,676	36,805	139,165	115,510

S&M
External costs (3)	8,236	7,973	26,406	18,989
Employee expense (2)	8,611	9,072	26,470	27,188
S&M expenses	16,847	17,045	52,876	46,177

G&A
External costs (1)	5,020	4,599	18,539	15,204
Employee expense (2)	14,597	11,988	38,329	38,332
G&A expenses	19,617	16,587	56,868	53,536
Total operating expense	79,435	70,939	252,999	215,846
(1) Includes depreciation expense
(2) Includes share-based compensation expense
(3) Includes depreciation expense for Property, plant and equipment for the three and nine months ended September 30, 2022. All other depreciation expense was not material for the three and nine months ended September 30, 2022. All depreciation expense was not material for the three and nine months ended September 30, 2021.